SEGMENT REPORTING (Narrative) (Details) - segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENT REPORTING
Number of operating segments	2	2	2
Concentration Risk Threshold Percentage	10.00%	10.00%	10.00%